Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenue	$ 2,063,486	$ 2,039,088	$ 4,097,485	$ 4,054,408
Ireland
Segment Reporting [Line Items]
Revenue	878,389	902,026	1,639,749	1,636,366
Rest of Europe
Segment Reporting [Line Items]
Revenue	385,027	360,070	775,874	735,935
U.S.
Segment Reporting [Line Items]
Revenue	546,673	573,395	1,189,275	1,245,819
Rest of World
Segment Reporting [Line Items]
Revenue	$ 253,397	$ 203,597	$ 492,587	$ 436,288